Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
Annual PSU and RSU awards to our executive officers under our 2014 Omnibus Incentive Plan are made at a meeting of the P&C Committee held during the first 90 days of each year.
To the extent that other awards of restricted stock, RSUs, or PSUs may be made to executive officers, they are generally made at regular or special meetings or by unanimous written consents of the P&C Committee. Awards are generally effective on the date of such meetings or unanimous written consents. Dates for P&C Committee meetings are usually set during the prior year, and the timing of meetings and awards is unrelated to the release of any material non-public information. As a result, we do not make equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any such award.

Award Timing Method
Annual PSU and RSU awards to our executive officers under our 2014 Omnibus Incentive Plan are made at a meeting of the P&C Committee held during the first 90 days of each year.
To the extent that other awards of restricted stock, RSUs, or PSUs may be made to executive officers, they are generally made at regular or special meetings or by unanimous written consents of the P&C Committee. Awards are generally effective on the date of such meetings or unanimous written consents. Dates for P&C Committee meetings are usually set during the prior year, and the timing of meetings and awards is unrelated to the release of any material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As a result, we do not make equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any such award.
MNPI Disclosure Timed for Compensation Value	false